Pension Plan and Employee Benefits - Fair Value of Pension Plan Assets (FY) (Details) - PENSION BENEFITS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 354,678	$ 316,730
Interest accrual	2,093	2,103
Total net assets	460,097	391,933	$ 444,089
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,810	2,471
Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		13,111
Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,517	19,831
Mutual funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102,184	79,210
Mutual funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,041	43,418
Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,017	20,298
Total net assets	18,017	20,298	$ 19,195
Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157,109	138,391
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	155,225	135,739
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		13,111
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Mutual funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102,184	79,210
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Mutual funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,041	43,418
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1) | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	181,436	160,693
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,810	2,471
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,517	19,831
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Mutual funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Mutual funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2) | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157,109	138,391
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,017	20,298
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Mutual funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Mutual funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,017	20,298
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 103,326	$ 73,100